RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jul. 31, 2014	Sep. 20, 2013 EUR (€)
Related Party Transaction [Line Items]
Guarantor Obligations, Guarantee Fee Income Receivable	¥ 219,964,434				¥ 235,728,241
Guarantor Obligations, Carrying Value	185,519,305				226,086,556
Due to Related Parties | €								€ 2,948,489
Guarantor Obligations, Current Carrying Value	37,593,347		$ 5,545,314		52,710,970
Short-term Debt	6,488,825,119				¥ 5,245,641,157
Reversion of Unamortised Redemption Guarantee Liabilities				¥ 22,119,127
Reversion of Unamortized Redemption Guarantee Assets				¥ 20,409,535
Other Income	1,709,592
China Development Bank [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							21.00%
Domestic Bank [Member]
Related Party Transaction [Line Items]
Short-term Debt	90,000,000
Debt Instrument, Collateral Amount	24,753,581
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental expenses from related parties	550,152	¥ 550,152
Subsidiaries of China Development Bank [Member]
Related Party Transaction [Line Items]
Borrowings from related party		90,000,000
Repayment of borrowings from related party		45,500,000
Interest charges in connection with the borrowings		59,996,402
Subsidiaries of Gansu Heihe [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party		¥ 102,960,000
Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	39,279,170
Related Party Transaction, Other Revenues from Transactions with Related Party	23,093,852
Guarantor Obligations, Current Carrying Value	¥ 6,600,000,000		$ 967,700,000
Jiangxi Jinko Engineering and Investors of Jiangxi Jinko Engineering [Member]
Related Party Transaction [Line Items]
Due to Related Parties | $						$ 297,300,000